INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Operating loss carryforwards	$ 10,812	$ 10,895
Interest loss carry forward	2,053	1,650
Capital loss carryforwards	0	114
Allowance for doubtful accounts	121	193
Tax credit carryforwards	560	560
Accrued expenses	95	171
Research and development expenses, net	1,363	1,340
Other	366	307
Total deferred tax assets	15,370	15,230
Deferred tax liabilities:
Depreciation of property and equipment	(162)	(210)
Deferred tax assets net of deferred tax liabilities before valuation allowance	15,208	15,020
Valuation allowance	(13,633)	(13,502)
Deferred tax assets, net	$ 1,575	$ 1,518